Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
13.	Related Party Transactions

Acquisitions and Dropdown Acquisitions

a.

In August 2014, the Company purchased from Teekay a 50% ownership in TTOL, which owns conventional tanker commercial management and technical management operations, including the direct ownership in three commercially managed tanker pools, for an aggregate price of $23.5 million, including $6.5 million in net working capital (see note 6c).

b.

In January 2014, the Company and Teekay formed TIL. The Company purchase 2.5 million shares of common stock of TIL for $25.0 million and received a stock purchase warrant. In October 2014, the Company purchased an additional 0.9 million common shares of TIL on the open market for a purchase price of $10.0 million USD (see note 6b).

In May 2014, the Company sold two wholly-owned subsidiaries, each of which owns one VLCC, to TIL for the aggregate proceeds of $154 million plus related working capital on closing of $1.7 million (see note 18).

c.

In April 2010, when the Company purchased the Kaveri Spirit Suezmax tanker from Teekay, Teekay provided indemnification to the Company for the costs required to repair heating coils on the Suezmax tanker. During the first quarter of 2014, the repairs were performed to coincide with the scheduled drydocking of the vessel. The Company received a $1.3 million indemnification payment from Teekay, which was treated as a reduction to the purchase price originally paid by the Company for the vessel.

d.

During June 2012, the Company acquired from Teekay a fleet of 13 double-hull conventional oil and product tankers and related time-charter contracts, debt facilities and other assets and rights, for an aggregate purchase price of approximately $454.2 million (see note 1).

Management Fee – Related and Other

e.

Prior to 2015, the Company chartered two vessels to Teekay. In addition, Teekay and its wholly owned subsidiary and the Company’s manager, Teekay Tankers Management Services Ltd. (the Manager), provide commercial, technical, strategic and administrative services to the Company pursuant to a long-term management agreement (the Management Agreement). In addition, certain of the Company’s vessels participate in pooling arrangements that, with the exception of a Medium Range pool, are managed by entities owned in whole or in part by subsidiaries of Teekay (collectively the Pool Managers). Such related party transactions were as follows:

	Year Ended December 31,
	2014	2013	2012
	$	$	$
Time-charter revenues(i)	13,728	13,506	14,604
Pool management fees and commissions(ii)	(5,292)	(4,043)	(3,565)
Commercial management fees(iii)	(1,117)	(1,079)	(1,118)
Vessel operating expenses - crew training	(1,757)	(1,163)	(2,870)
Vessel operating expenses - technical management fee(iv)	(5,613)	(5,637)	(4,379)
Strategic and administrative service fees(v)	(8,676)	(10,783)	(5,492)
Vessel operating expenses - technical management fee - Dropdown Predecessor(note 1)	—	—	(2,566)
Interest expense - Dropdown Predecessor (note 1)	—	—	(11,660)

(i)	The Company had chartered-out the Pinnacle Spirit and Summit Spirit to Teekay under fixed-rate time-charter contracts, which expired in the fourth quarter of 2014.
(ii)	The Company’s share of the Pool Managers’ fees are reflected as a reduction to net pool revenues from affiliates on the Company’s consolidated statements of income (loss).
(iii)

The Manager’s commercial management fees for vessels on time-charter out contracts and spot-traded vessels not included in the pooling arrangement, which are reflected in voyage expenses on the Company’s consolidated statements of income (loss).

(iv)	The cost of ship management services provided by the Manager has been presented as vessel operating expenses on the Company’s consolidated statements of income (loss).
(v)

The Manager’s strategic and administrative service fees have been presented in general and administrative fees on the Company’s consolidated statements of income (loss). The Company’s executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company’s long-term incentive plan described in note 12) is set and paid by Teekay or such other subsidiaries. The Company reimburses Teekay for time spent by its executive officers on the Company’s management matters through the strategic portion of the management fee.

f.

The Manager and other subsidiaries of Teekay collect revenues and remit payments for expenses incurred by the Company’s vessels. Such amounts, which are presented in the consolidated balance sheets in due from affiliates or due to affiliates, are without interest or stated terms of repayment. In addition, $5.9 million and $5.8 million were payable to the Manager as at December 31, 2014 and December 31, 2013, respectively, for reimbursement of the Manager’s crewing and manning costs to operate the Company’s vessels and such amounts are included in accrued liabilities in the consolidated balance sheets. The amounts owing from the Pool Managers, which are reflected in the consolidated balance sheets as pool receivables from affiliates, are without interest and are repayable upon the terms contained within the applicable pool agreement. In addition, the Company had advanced $36.2 million and $20.3 million as at December 31, 2014 and December 31, 2013, respectively, to the Pool Managers for working capital purposes. The Company may be required to advance additional working capital funds from time to time. Working capital advances will be returned to the Company when a vessel no longer participates in the applicable pooling arrangement, less any set-offs for outstanding liabilities or contingencies. These activities, which are reflected in the consolidated balance sheets as due from affiliates, are without interest or stated terms of repayment.

g.

The Management Agreement provides for payment to the Manager of a performance fee in certain circumstances. If Gross Cash Available for Distribution for a given fiscal year exceeds $3.20 per share of the Company’s weighted average outstanding common stock (or the Incentive Threshold), the Company is generally required to pay a performance fee equal to 20% of all Gross Cash Available for Distribution for such year in excess of the Incentive Threshold. The Company did not incur any performance fees for the years ended December 31, 2014, 2013 and 2012. Cash Available for Distribution represents net income (loss) plus depreciation and amortization, unrealized losses from derivatives, non-cash items and any write-offs or other non-recurring items, less unrealized gains from derivatives and net income attributable to the historical results of vessels acquired by the Company from Teekay, prior to their acquisition by us, for the period when these vessels were owned and operated by Teekay. Gross Cash Available for Distribution represents Cash Available for Distribution without giving effect to any deductions for performance fees and reduced by the amount of any reserves the Company’s Board of Directors may establish during the applicable fiscal period that have not already reduced the Cash Available for Distribution.

h.

Pursuant to certain pooling arrangements (see Note 4), the Pool Managers provide certain commercial services to the pool participants and administer the pools in exchange for a fee currently equal to 1.25% of the gross revenues attributable to each pool participant’s vessels and a fixed amount per vessel per day which ranges from $275 to $350. Voyage revenues and voyage expenses of the Company’s vessels operating in these pool arrangements are pooled with the voyage revenues and voyage expenses of other pool participants. The resulting net pool revenues, calculated on a time-charter equivalent basis, are allocated to the pool participants according to an agreed formula. The Company accounts for the net allocation from the pools as “net pool revenues from affiliates” on the consolidated statements of income. The pool receivable from affiliates as at December 31, 2014 and December 31, 2013 were $35.3 million and $10.8 million, respectively.